Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Line Of Credit Facility [Abstract]
Line Of Credit Facility [Text Block]

Note 8 — Line of Credit

As of December 31, 2013, the outstanding balance on the Company's working capital line of credit provided by Fund II and Fund III, both of which are affiliates of Bluerock, or the Fund LOC, was $7,571,223. On April 2, 2014, the Fund LOC was paid in full with the proceeds of the IPO and extinguished. As a result, there is no outstanding balance as of June 30, 2014.

Note 8 — Line of Credit

On October 2, 2012, the Company entered into the SOIF LOC, a working capital line of credit provided by SOIF II and SOIF III, both of which are affiliates of our Sponsor, pursuant to which it could borrow up to $12.5 million. The SOIF LOC may be prepaid without penalty. Under the original terms of the line of credit, the SOIF LOC was to bear interest compounding monthly at a rate of 30-day LIBOR + 6.00%, subject to a minimum rate of 7.50%, annualized for three months, and thereafter to bear interest compounding monthly at a rate of 30-day LIBOR + 6.00%, subject to a minimum rate of 8.50% for the remainder of the initial term. As described below, beginning October 3, 2013, the SOIF LOC began bearing interest at a rate of 10.0% per annum. Interest on the SOIF LOC will be paid on a current basis from cash flow distributed to the Company from its real estate assets and, if necessary, sales of real estate assets on a selective basis. The SOIF LOC is secured by a pledge of the Company’s unencumbered real estate assets, including those of its wholly owned subsidiaries. On March 4, 2013, the working capital line of credit was amended by increasing the commitment amount thereunder to $13.5 million and extending the initial 6-month term by six months to October 2, 2013, from the original maturity date of April 2, 2013. On August 13, 2013, the working capital line of credit was further amended in connection with the Company’s sale of the partial interest in our Berry Hill property, to, among other things, remove the revolving feature of the line of credit such that the Company may not borrow any further under the SOIF LOC. Further, SOIF II and SOIF III required that the principal amount outstanding under the SOIF LOC be increased $100,000 upon the release of the lien, and that this increase must be paid at the earlier of our next sale of an asset or the maturity date under the SOIF LOC in October 2013. On August 29, 2013, the SOIF LOC was further amended in consideration for a paydown and in exchange for payment of a 1% extension fee in the amount of $75,356 and an increase in the interest rate to 10% per annum, effective beginning on October 3, 2013, to extend the maturity date for an additional six months to April 2, 2014, with an additional option to further extend the term an additional six months for an additional 1% extension fee. All other terms remain unchanged. At December 31, 2013 and 2012, the outstanding balance on the SOIF LOC was $7,571,223 and $11,935,830, respectively, and no amount and $564,170 was available for borrowing, respectively.